Business Combination (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022
Business Combination (Details) [Line Items]
Non-controlling interest		49.00%
Intangible assets (in Dollars)		$ 532,895
Far Ling’s Inc. [Member]
Business Combination (Details) [Line Items]
Company equity interest	51.00%
Bo Ling’s Chinese Restaurant, Inc [Member]
Business Combination (Details) [Line Items]
Company equity interest	100.00%
Far Ling’s Inc. [Member]
Business Combination (Details) [Line Items]
Equity interest	51.00%
Total cash consideration (in Dollars)	$ 850,000
Bo Ling’s Chinese Restaurant, Inc [Member]
Business Combination (Details) [Line Items]
Equity interest	100.00%
Total cash consideration (in Dollars)	$ 170,000